[LOGO]

                                                SEMIANNUAL REPORT, JUNE 30, 1999
                                               FUND FOR TAX-FREE INVESTORS, INC.
                                        4922 FAIRMONT AVENUE, BETHESDA, MD 20814
                                                   (800) 622-1386 (301) 657-1510

--------------------------------------------------------------------------------

                                                                  August 1, 1999

Dear Shareholders:

The economy of the U.S. was expected by many to show some signs of slowing down in 1999. As it became apparent that a slowdown was not imminent, market analysts began to raise their growth estimates for the economy. The prolonged strength in the economy as well as an improving outlook for previously troubled foreign economies led to a renewed concern over inflation and in turn, to higher yields on bonds. Yields on fixed income securities rose in anticipation of an interest rate hike by the Federal Reserve. Indeed, the Federal Reserve did decide to raise the Fed Funds rate by 25 basis points at its June Federal Open Market Committee (FOMC) meeting, raising the level of Fed Funds to 5%.

While yields on municipals rose, they did not increase as much as treasuries. The yield on 30-year AAA municipal bonds rose approximately 42 basis points, while the benchmark 30-year treasury bond rose over 90 basis points. Decreased supply in the municipal market has been the major factor in lower volatility in municipal bonds relative to treasuries.

                        TAX-FREE MONEY MARKET PORTFOLIO

The Tax-Free Money Market Portfolio invests in high-quality, tax-exempt municipal bonds with maturities of less than one year. The portfolio had an annualized net investment income of 2.38% of net assets for the six months ended June 30, 1999, with an average maturity of 53 days.

                   VIRGINIA AND MARYLAND TAX-FREE PORTFOLIOS

The Virginia Tax-Free Portfolio had a total return of (1.29)% for the six months ended June 30, 1999, which included annualized net investment income of 4.39%. The net assets for the portfolio were 33.7 million, and the average maturity was 15 years. The credit quality in the Fund remains high with over 90% being rated AA or better.

The Maryland Tax-Free Portfolio had a total return of (0.75)% for the six months ended June 30, 1999, and its annualized net investment income was 4.50%. Net assets of the portfolio at the end of this period were 45.9 million, and the average maturity was 13 years. The credit quality in the Maryland portfolio was also high with over 85% of its holdings being rated AA or better.

Both Maryland and Virginia have retained their AAA credit ratings.

                                    OUTLOOK

Although the Federal Reserve moved to a neutral directive on interest rate policy after its rate increase at the June FOMC meeting, Alan Greenspan has let it be known that the Fed will not hesitate to raise rates again should the threat of inflation become enough of a concern. This threat of increased inflation and further rate hikes may lead to further volatility of yields in the fixed income market, but we do not anticipate that yields will move significantly higher than their current levels. As for municipals, continued lack of supply should help maintain a lower level of volatility in bond yields.

The Fund for Tax-Free Investors maintains its long-term, conservative investment philosophy. We will continue to invest in high quality issues we feel provide the best value along the yield curve. Thank you for your continued support and we look forward to serving your investment needs in the future.

Sincerely,

[SIGNATURE]                               [SIGNATURE]
Daniel L. O'Connor                        Richard J. Garvey
Chairman                                  President

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

                                 June 30, 1999
                                  (unaudited)

                                     Face        Value
                                     Value     (Note 1)
                                   ---------  -----------
CALIFORNIA 4.4%
California School Cash Reserve
Program Revenue
  4.5%, 7/2/99 SPI+..............  $ 800,000  $   800,017
                                              -----------
COLORADO 2.7%
Pitkin County Multi Family
Housing Floating Rate Notes
  3.75%, 12/1/24+ A-1+...........    500,000      500,000
                                              -----------
FLORIDA 2.0%
Tallahassee Revenue Bonds
  6.9%, 10/1/99^ AAA.............    350,000      360,280
                                              -----------
GEORGIA 4.1%
Richmond County Board of
Education General Obligation
  4%, 9/1/99 AA-.................    750,000      751,108
                                              -----------
IOWA 4.4%
Ottumwa Regional Health Center
Floating Rate Notes
  3.65%, 10/1/06+ A-1+...........    800,000      800,000
                                              -----------
LOUISIANA 1.6%
Jefferson Special Sales Tax
Revenue Series A
  8%, 7/1/99^ AAA................    295,000      295,000
                                              -----------
MARYLAND 13.1%
Anne Arundel County General
Obligation
  6.9%, 1/15/00 AA1..............    250,000      254,762
Baltimore County General
Obligation
  5.7%, 7/15/99 AAA..............    340,000      340,347
Baltimore County Revenue Floating
Rate Notes
  3.65%, 1/1/16+ A-1.............    200,000      200,000
Maryland State General Obligation
  9%, 9/1/99 AAA.................    600,000      605,881
Maryland Health and Higher
Education Loyola College Issue B
Floating Rate Notes
  3.7%, 10/1/13+ A-1.............    400,000      400,000
Maryland Health and Higher
Education North Arundel Hospital
Floating Rate Notes
  3.75%, 7/1/32+ VMIGI...........    300,000      300,000

                                     Face        Value
                                     Value     (Note 1)
                                   ---------  -----------

MARYLAND (CONTINUED)
North East Maryland Waste
Disposal Authority Floating Rate
Notes
  3.75%, 1/1/08+ A-1+............  $ 300,000  $   300,000
                                              -----------
  State Total....................               2,400,990
                                              -----------
MICHIGAN 2.6%
Michigan State Building Authority
  4.5%, 10/15/99 Aa2.............    475,000      476,733
                                              -----------
MINNESOTA 17.2%
Minneapolis General Obligation
Floating Rate Notes
  3.5%, 12/1/05+ A-1+............    700,000      700,000
Minnesota State Higher Education
Floating Rate Notes
  3.7%, 12/1/24+ VMIG1...........    500,000      500,000
St. Paul Housing and
Redevelopment Authority Floating
Rate Notes
  3.75%, 12/1/12+ A-1+...........    700,000      700,000
St. Paul Housing and
Redevelopment Authority United
Way Project Floating Rate Notes
  3.75%, 12/1/18+ A-1............    500,000      500,000
Waconia Industrial Development
Revenue Floating Rate Notes
  3.9%, 10/1/16+ A-1.............    745,000      745,000
                                              -----------
  State Total....................               3,145,000
                                              -----------
MISSOURI 3.8%
Missouri State Health and
Education Drury College Floating
Rate Notes
  3.65%, 8/15/21+ VMIG1..........    700,000      700,000
                                              -----------
MONTANA 3.3%
Montana State Health Floating
Rate Notes
  3.55%, 12/1/15+ A-1+...........    600,000      600,000
                                              -----------
NEW HAMPSHIRE 7.1%
New Hamphshire Health and Higher
Education Floating Rate Notes
  3.55%, 11/1/21+ VMIG1..........    500,000      500,000

                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (continued)

                                 June 30, 1999
                                  (unaudited)

                                     Face        Value
                                     Value     (Note 1)
                                   ---------  -----------
NEW HAMPSHIRE (CONTINUED)
New Hampshire State Business
Finance Authority Foundation for
Seacoast Health Series A Floating
Rate Notes
  3.7%, 6/1/28+ A-1..............  $ 800,000  $   800,000
                                              -----------
  State Total....................               1,300,000
                                              -----------
NEW YORK 2.7%
Nassau County Revenue
Anticipation Notes
  3.75%, 3/15/00 SP1.............    500,000      501,726
                                              -----------
NORTH CAROLINA 3.8%
City of Winston-Salem Floating
Rate Notes
  3.65%, 4/1/00+, A-1+...........    700,000      700,000
                                              -----------
PENNSYLVANIA 7.2%
Emmaus General Authority Floating
Rate Notes
  3.45%, 12/1/28+ A-1+...........    800,000      800,000
Allegheny County General
Obligation
  6.7%, 12/1/99^ AAA.............    500,000      507,279
                                              -----------
  State Total....................               1,307,279
                                              -----------
TENNESSEE 4.8%
Metropolitan Government Nashville
and Davidson County
  4%, 11/15/99 AA2...............    360,000      361,044
Metropolitan Government Nashville
and Davidson County
  6.5%, 12/01/99^ AA2............    500,000      516,426
                                              -----------
  State Total....................                 877,470
                                              -----------
TEXAS 2.2%
Port Arthur Revenue Floating Rate
Notes
  3.75%, 5/1/03+ P1..............    400,000      400,000
                                              -----------

                                     Face        Value
                                     Value     (Note 1)
                                   ---------  -----------
VIRGINIA 8.0%
Fairfax County Water Authority
Revenue
  7.25%, 1/1/00^ AAA.............  $ 400,000  $   415,802
Fairfax County Water Authority
Revenue
  6.125%, 1/1/00^ AAA............    210,000      213,005
Hampton General Obligation
  6.625%, 1/1/00^ AA.............    800,000      827,936
                                              -----------
  State Total....................               1,456,743
                                              -----------
WASHINGTON 2.5%
King and Snohomish County
General Obligation
  4%, 12/15/99 AA3...............    456,087      457,719
                                              -----------
WISCONSIN 2.9%
Wisconsin State Transportation
Revenue
  6.2%, 7/1/99^ AA-..............    500,000      510,002
                                              -----------
TOTAL INVESTMENTS 100.4%
  (Cost $18,340,067*).......................   18,340,067
LIABILITIES IN EXCESS OF OTHER ASSETS
(0.4%)......................................      (75,148)
                                              -----------
NET ASSETS (NOTE 5) 100.0%..................  $18,264,919
                                              -----------
                                              -----------
NET ASSET VALUE PER SHARE
  (Based on 18,264,919 Shares Outstanding)..        $1.00
                                              -----------
                                              -----------

---------

+  Daily or Weekly Tender Bond

^ Date represents pre-refunded date.

*  Same cost is used for Federal income tax purposes.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                               VIRGINIA PORTFOLIO

                                 June 30, 1999
                                  (unaudited)

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------

Arlington County General
Obligation
  6%, 8/1/04 AAA...............  $  500,000  $   543,380
  5.4%, 6/1/13 AAA.............   1,000,000    1,032,090
  5.375%, 12/1/16 AAA..........   1,000,000    1,014,720
Brunswick County Industrial
Development Authority Revenue
  5.5%, 7/1/17 AAA.............   1,000,000    1,014,170
Fairfax City EDA Lease Revenue
  5.5%, 5/15/18 AA.............   2,000,000    2,012,360
Fairfax County Industrial
Development Authority Revenue
  5.25%, 8/15/19 AA............     650,000      632,125
Fairfax County Water Authority
Revenue
  6%, 4/1/07^ AA-..............     605,000      664,000
  5.8%, 1/1/16 AAA.............     500,000      523,900
  6%, 4/1/22 AA-...............     630,000      681,137
Hampton General Obligation
  6%, 1/15/14 AA-..............     350,000      380,419
Hanover County Water and Sewer
Revenue
  5.25%, 2/1/16 AAA............     500,000      496,150
Hanover County Virginia General
Obligation
  5.4%, 7/15/16 AA.............   1,000,000    1,008,510
Henrico County Industrial
Development Authority Revenue
  7.125%, 8/1/21 AA............     400,000      452,860
Henrico County Water and Sewer
Revenue
  6.25%, 5/1/02^ AA-...........     200,000      210,840
  6.25%, 5/1/13 AA-............     300,000      316,260
Henry County General Obligation
  8.825%, 11/1/05^ Aaa.........     200,000      246,780
James City County General
Obligation
  5.25%, 12/15/15 AAA..........   1,000,000    1,004,720
Leesburg General Obligation
  5.5%, 6/1/05 AAA.............     500,000      532,585
Loudoun County General
Obligation
  5%, 12/1/18 AA...............   1,000,000      963,850
Loudoun County Sanitation
Authority Revenue
  6.25%, 1/1/16 AAA............     500,000      539,500

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Lynchburg General Obligation
  5%, 5/1/18 AA................  $1,000,000  $   965,610
Lynchburg Industrial
Development Authority Revenue
  5.2%, 1/1/18 A+..............     500,000      481,035
Manassas Park General
Obligation
  5.1%, 4/1/22 AAA.............     500,000      479,810
Manassas General Obligation
  5%, 1/1/14 AA-...............   1,000,000      985,810
Montgomery Industrial
Development Authority
  5.125%, 1/15/19 AAA..........     500,000      483,215
Newport News General Obligation
  5%, 3/1/18 AA................     795,000      764,154
Norfolk General Obligation
  5.75%, 6/1/13 AAA............     500,000      525,560
Norfolk Water Revenue
  5.75%, 11/1/12 AAA...........     500,000      531,575
  5.875%, 11/1/15 AAA..........     500,000      527,925
Portsmouth Redevelopment and
Housing Authority Revenue
  6.05%, 12/1/08 AAA...........     500,000      527,435
Potomac and Rappahannock
Transportation District
Commission Revenue
  6.7%, 3/1/00^ AAA............     600,000      624,570
Prince William County Park
Authority Revenue
  6.875%, 10/15/16 A-..........     500,000      550,160
Rappanhannock Jail Facilities
Revenue
  5%, 12/1/20 AAA..............   1,000,000      951,980
Richmond Metro Authority
Revenue
  6.375%, 7/15/02^ AAA.........     500,000      539,480
Richmond General Obligation
  5.125%, 1/15/16 Aaa..........     500,000      491,235
Richmond Public Utilities
Revenue
  5.25%, 1/15/18 A+............   1,000,000      985,990
Upper Occoquan Sewer Authority
Revenue
  5.15%, 7/1/20 AAA............     500,000      491,185
Virginia Beach General
Obligation
  6.5%, 8/1/01 AA..............     500,000      533,965
  5%, 8/1/17 AA................   1,075,000    1,034,096

                            STATEMENT OF NET ASSETS
                         VIRGINIA PORTFOLIO (continued)

                                 June 30, 1999
                                  (unaudited)

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Virginia Housing Development
Authority Revenue
  6.625%, 7/1/13 A+............  $  275,000  $   283,159
  5.95%, 7/1/13 AA+............     500,000      511,165
  5.1%, 7/1/14 AA+.............   1,000,000      975,440
  5.75%, 1/1/19 AAA............   1,000,000    1,017,300
Virginia Port Authority Revenue
  5.9%, 7/1/16 AA..............     500,000      513,335
Virginia Public Building
Authority Revenue
  5.2%, 8/1/16 AA..............   1,000,000      988,800
Virginia Public School
Authority Revenue
  6.2%, 8/1/13 AA..............     320,000      346,832
  5%, 8/1/18 AA+...............   1,000,000      964,210
Virginia Resource Authority
Revenue
  6.75%, 10/1/04^ NR...........     240,000      265,819

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------

Virginia Transportation Board
Revenue
  5.125%, 5/15/17 AA...........  $  500,000  $   486,280
                                             -----------
TOTAL INVESTMENTS 98.1% OF NET ASSETS
  (Cost $32,272,886*)......................   33,097,486
OTHER ASSETS LESS LIABILITIES 1.9%.........      645,819
                                             -----------
NET ASSETS (NOTE 5) 100.0%.................  $33,743,305
                                             -----------
                                             -----------
NET ASSET VALUE PER SHARE
  (Based on 3,060,011 Shares
  Outstanding).............................       $11.03
                                             -----------
                                             -----------

---------

  ^ Date represents
   pre-refunded date.

  * Same cost is used for
   Federal income tax
   purposes.

 NR Not Rated

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                               MARYLAND PORTFOLIO

                                 June 30, 1999
                                  (unaudited)

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------

Anne Arundel County Water and
Sewer General Obligation
  6.2%, 8/1/02^ AA+............  $  725,000  $   794,259
  6%, 8/1/02^ AA+..............     500,000      534,250
  6.3%, 8/1/05^ AA+............     500,000      550,400
  6.3%, 8/1/05^ AA+............     725,000      798,080
Anne Arundel County Pollution
Control Revenue
  6%, 4/1/24 A.................   1,230,000    1,284,600
Anne Arundel County Solid Waste
Project General Obligation
  5.5%, 9/1/15 Aa1.............     500,000      508,965
Baltimore City General
Obligation
  6.4%, 10/15/02^ AAA..........     465,000      496,109
  5.5%, 10/15/10 AAA...........   1,000,000    1,051,900
Baltimore Wastewater Project
Revenue
  6%, 7/1/15 AAA...............     500,000      544,235
Baltimore County General
Obligation
  6.125%, 7/1/02^ AAA..........     500,000      535,645
  5.5%, 6/1/12 AAA.............   1,000,000    1,045,560
Baltimore Port Facility Revenue
  6.5%, 12/1/10 AA-............     400,000      426,480
Carroll County General
Obligation
  7.1%, 10/1/00^ AA............     235,000      249,974
  7.25%, 10/1/00^ AA...........     300,000      319,662
  5.3%, 11/1/15 AA.............   1,000,000    1,002,600
  6.5%, 10/1/24 AA.............     225,000      250,171
Frederick County General
Obligation
  6.125%, 12/1/07 AAA..........     500,000      533,480
  5.6%, 7/1/11 AA..............     500,000      531,665
City of Frederick General
Obligation
  6%, 10/1/11 AAA..............     300,000      322,932
Howard County Metropolitan
District General Obligation
  6%, 8/15/19 AAA..............     840,000      870,904
Howard County Public
Improvement General Obligation
  6%, 5/15/03^ AAA.............     500,000      529,465
  5.5%, 2/15/04^ AAA...........   1,000,000    1,052,420
Howard County Special
Facilities Revenue
  6.1%, 2/15/13 AA-............     500,000      529,910

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Laurel General Obligation
  6.7%, 7/1/01^ AAA............  $  600,000  $   641,970
Maryland Community Development
Administration Revenue
  6.6%, 4/1/06 Aa2.............     200,000      208,302
  7.375%, 4/1/10 Aa2...........     495,000      510,211
  7.25%, 4/1/11 Aa2............     200,000      208,258
  7.15%, 4/1/11 Aa2............     405,000      426,825
  5%, 4/1/17 Aa2...............     500,000      480,615
  7.7%, 5/15/20 Aa2............     250,000      260,885
  7.25%, 4/1/27 Aa2............     385,000      398,679
Maryland General Obligation
  5%, 10/15/11 AAA.............   1,000,000      999,010
  5%, 3/1/12 AAA...............   1,500,000    1,486,020
Maryland Health and Higher
Education Facilities Authority
Revenue
  5.7%, 7/1/09 A...............     500,000      531,330
  5.25%, 7/1/13 AAA............     500,000      504,945
  6.125%, 7/1/14 AAA...........     500,000      537,625
  5.5%, 10/1/16 AAA............   1,000,000    1,024,680
  6.125%, 7/1/19 AAA...........     500,000      532,555
  5%, 7/1/19 A2................     500,000      474,545
  5%, 7/1/27 AAA...............   1,500,000    1,432,605
Maryland Health and Higher
Education Facilities Authority
Floating Rate Note
  3.7%, 10/1/13+ AAA...........     200,000      200,000
  3.75%, 7/1/32+ VMIG1.........     300,000      300,000
Maryland Industrial Development
Revenue
  7.125%, 7/1/06 A-............     220,000      222,719
Maryland Stadium Authority
Sports Revenue
  7.5%, 12/15/10 AA-...........     695,000      718,845
  5.55%, 3/1/13 AAA............     500,000      519,240
  5.875%, 12/15/13 AAA.........   1,000,000    1,071,750
  5.375%, 12/15/15 AA..........     500,000      505,495
  7.6%, 12/15/19 AA-...........     500,000      516,960
Maryland Water Quality Finance
Administration Revenue
  6%, 9/1/15 AA................   1,000,000    1,044,050
Montgomery County General
Obligation
  5%, 5/1/19 AAA...............     500,000      486,475

                            STATEMENT OF NET ASSETS
                         MARYLAND PORTFOLIO (continued)

                                 June 30, 1999
                                  (unaudited)

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Montgomery County Housing
Opportunity Commission Revenue
  6.7%, 7/1/11 Aa2.............  $  345,000  $   359,473
  7.375%, 7/1/17 Aa2...........     175,000      179,263
  6.65%, 7/1/17 Aa2............     170,000      179,418
  7%, 7/1/23 A3................     250,000      259,685
Montgomery County Waste
Disposal Authority Revenue
  5.875%, 6/1/13 AAA...........     250,000      261,535
North East Maryland Waste
Disposal Authority Revenue
  6.2%, 7/1/10 A2..............     500,000      528,605
  6.3%, 7/1/16 A2..............   1,000,000    1,043,540
Prince Georges County General
Obligation
  5.25%, 3/15/15 AAA...........   1,000,000      994,630
Prince Georges County Housing
Authority Revenue
  6.35%, 7/20/20 AAA...........     700,000      726,768
Prince Georges County Pollution
Control Revenue
  5.75%, 3/15/10 A.............   1,000,000    1,077,870
Prince Georges County Solid
Waste Management System Revenue
  7%, 6/30/00^ AAA.............     250,000      263,533
St. Mary's County General
Obligation
  5.85%, 11/1/18 AAA                500,000      525,565
University of Maryland System
Auxiliary Revenue
  6.375%, 10/1/02^ AA+.........     500,000      541,365
  5.6%, 4/1/12 AA+.............   1,000,000    1,044,610
  5.125%, 4/1/15 AA+...........   1,000,000      977,720
  5.6%, 4/1/16 AA+.............   1,000,000    1,026,450
                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Washington County General
Obligation
  5.125%, 1/1/12 AAA...........  $  500,000  $   499,540
  5.25%, 1/1/16 AAA............     500,000      494,025
Washington, D.C. Metropolitan
Area Transportation Authority
Revenue
  6%, 7/1/09 AAA...............     500,000      537,755
  6%, 7/1/10 AAA...............     275,000      296,227
Washington Suburban Sanitary
District General Obligation
  6.2%, 6/1/12 AA..............     900,000      957,699
  5.%, 6/1/23 AA...............     900,000      951,740
                                             -----------
TOTAL INVESTMENTS 97.4% OF NET
  ASSETS
  (Cost $43,180,571*)......................   44,735,276
OTHER ASSETS LESS LIABILITIES
  2.6%.....................................    1,179,409
                                             -----------
NET ASSETS (NOTE 5) 100.0%.................  $45,914,685
                                             -----------
                                             -----------
NET ASSET VALUE PER SHARE
  (Based on 4,214,277 Shares
  Outstanding).............................       $10.90
                                             -----------
                                             -----------

---------

  ^ Date represents
   pre-refunded date.

  + Daily or Weekly Tender
   Bond

  * Same cost is used for
   Federal income tax
   purposes.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENTS OF OPERATIONS

                     For the Six Months Ended June 30, 1999
                                  (unaudited)

                                                                           Money
                                                                          Market      Virginia     Maryland
                                                                         Portfolio    Portfolio    Portfolio
                                                                        -----------  -----------  -----------

INVESTMENT INCOME (Note 1)............................................   $ 292,670   $   911,675  $ 1,259,554
                                                                        -----------  -----------  -----------
EXPENSES
  Investment Advisory Fee (Note 2)....................................      46,702       107,195      145,212
  Administrative Fee (Note 2).........................................      23,351        51,454       69,702
  Other Fees..........................................................          71            --           --
                                                                        -----------  -----------  -----------
    Total Expenses....................................................      70,124       158,649      214,914
                                                                        -----------  -----------  -----------
NET INVESTMENT INCOME.................................................     222,546       753,026    1,044,640
                                                                        -----------  -----------  -----------
Net Realized Gain (Loss) on Investment Transactions...................          --         1,125      (30,662)
Change in Net Unrealized Appreciation of Investments..................          --    (1,210,187)  (1,395,356)
                                                                        -----------  -----------  -----------
NET LOSS ON INVESTMENTS...............................................          --    (1,209,062)  (1,426,018)
                                                                        -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ 222,546   $  (456,036) $  (381,378)
                                                                        -----------  -----------  -----------
                                                                        -----------  -----------  -----------

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                          Money Market                    Virginia             Maryland
                                                            Portfolio                    Portfolio             Portfolio
                                                   ---------------------------   --------------------------   -----------
                                                   For the Six                   For the Six                  For the Six
                                                   Months Ended   For the Year     Months      For the Year     Months
                                                     June 30,        Ended       Ended June       Ended       Ended June
                                                       1999       December 31,    30, 1999     December 31,    30, 1999
                                                   (unaudited)        1998       (unaudited)       1998       (unaudited)
                                                   ------------   ------------   -----------   ------------   -----------
FROM INVESTMENT
  ACTIVITIES
  Net Investment Income..........................  $   222,546    $   496,758    $  753,026    $ 1,464,437    $1,044,640
  Net Realized Gain (Loss) on Investment
    Transactions.................................           --             --         1,125        515,403       (30,662)
  Change in Net Unrealized Appreciation of
    Investments..................................           --             --    (1,210,187)      (155,249)   (1,395,356)
                                                   ------------   ------------   -----------   ------------   -----------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations..............................      222,546        496,758      (456,036)     1,824,591      (381,378)
                                                   ------------   ------------   -----------   ------------   -----------
DISTRIBUTIONS TO
  SHAREHOLDERS
  From Net Investment Income (Note 1)............     (222,546)      (496,758)     (753,026)    (1,464,437)   (1,044,640)
  From Net Realized Gain.........................           --             --            --       (466,429)           --
                                                   ------------   ------------   -----------   ------------   -----------
  Total Distributions to Shareholders............     (222,546)      (496,758)     (753,026)    (1,930,866)   (1,044,640)
                                                   ------------   ------------   -----------   ------------   -----------
FROM SHARE
  TRANSACTIONS
  Net Proceeds from Sales of Shares..............   14,638,202     35,657,860     3,069,592     11,697,514     5,289,354
  Reinvestment of Distributions..................      214,858        473,977       648,561      1,651,857       897,718
  Cost of Shares Redeemed........................  (16,371,032)   (35,526,092)   (3,308,772)   (11,607,428)   (4,673,408)
                                                   ------------   ------------   -----------   ------------   -----------
  Net Increase (Decrease) in Net Assets Resulting
    from Share Transactions......................   (1,517,972)       605,745       409,381      1,741,943     1,513,664
                                                   ------------   ------------   -----------   ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........   (1,517,972)       605,745      (799,681)     1,635,668        87,646

NET ASSETS - Beginning of Period.................   19,782,891     19,177,146    34,542,986     32,907,318    45,827,039
                                                   ------------   ------------   -----------   ------------   -----------
NET ASSETS - End of Period.......................  $18,264,919    $19,782,891    $33,743,305   $34,542,986    $45,914,685
                                                   ------------   ------------   -----------   ------------   -----------
                                                   ------------   ------------   -----------   ------------   -----------
SHARES
  Sold...........................................   14,638,202     35,657,860       269,728      1,018,080       473,435
  Issued in Reinvestment of Distributions........      214,858        473,977        57,318        143,753        80,589
  Redeemed.......................................  (16,371,032)   (35,526,092)     (291,121)    (1,009,987)     (418,981)
                                                   ------------   ------------   -----------   ------------   -----------
  Net Increase (Decrease) in Shares..............   (1,517,972)       605,745        35,925        151,846       135,043
                                                   ------------   ------------   -----------   ------------   -----------
                                                   ------------   ------------   -----------   ------------   -----------

                                                   For the Year
                                                      Ended
                                                   December 31,
                                                       1998
                                                   ------------
FROM INVESTMENT
  ACTIVITIES
  Net Investment Income..........................  $ 2,115,375
  Net Realized Gain (Loss) on Investment
    Transactions.................................       98,804
  Change in Net Unrealized Appreciation of
    Investments..................................      454,108
                                                   ------------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations..............................    2,668,287
                                                   ------------
DISTRIBUTIONS TO
  SHAREHOLDERS
  From Net Investment Income (Note 1)............   (2,115,375)
  From Net Realized Gain.........................           --
                                                   ------------
  Total Distributions to Shareholders............   (2,115,375)
                                                   ------------
FROM SHARE
  TRANSACTIONS
  Net Proceeds from Sales of Shares..............    8,091,036
  Reinvestment of Distributions..................    1,783,553
  Cost of Shares Redeemed........................   (9,944,519)
                                                   ------------
  Net Increase (Decrease) in Net Assets Resulting
    from Share Transactions......................      (69,930)
                                                   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........      482,982
NET ASSETS - Beginning of Period.................   45,344,057
                                                   ------------
NET ASSETS - End of Period.......................  $45,827,039
                                                   ------------
                                                   ------------
SHARES
  Sold...........................................      724,881
  Issued in Reinvestment of Distributions........      159,779
  Redeemed.......................................     (890,970)
                                                   ------------
  Net Increase (Decrease) in Shares..............       (6,310)
                                                   ------------
                                                   ------------

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.

                              FINANCIAL HIGHLIGHTS

                             MONEY MARKET PORTFOLIO

                                            For the Six
                                           Months Ended              For the Years Ended December 31,
                                           June 30, 1999   -----------------------------------------------------
                                            (unaudited)      1998       1997       1996       1995       1994
                                          ---------------  ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of
    Period..............................     $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                               -------     ---------  ---------  ---------  ---------  ---------
  Income from Investment Operations:
    Net Investment Income...............          0.01          0.03       0.03       0.03       0.03       0.02
                                               -------     ---------  ---------  ---------  ---------  ---------
      Total from Investment
        Operations......................          0.01          0.03       0.03       0.03       0.03       0.02
                                               -------     ---------  ---------  ---------  ---------  ---------
  Distributions to Shareholders:
    From Net Investment Income..........         (0.01)        (0.03)     (0.03)     (0.03)     (0.03)     (0.02)
                                               -------     ---------  ---------  ---------  ---------  ---------
      Total Distributions to
        Shareholders....................         (0.01)        (0.03)     (0.03)     (0.03)     (0.03)     (0.02)
                                               -------     ---------  ---------  ---------  ---------  ---------
  Net Increase in Net Asset Value.......          0.00          0.00       0.00       0.00       0.00       0.00
                                               -------     ---------  ---------  ---------  ---------  ---------
  Net Asset Value - End of Period.......     $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                               -------     ---------  ---------  ---------  ---------  ---------
                                               -------     ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN.................         2.39%(A)      2.73%      2.93%      2.69%      3.09%      2.02%

RATIOS TO AVERAGE NET ASSETS:
  Expenses..............................         0.75%(A)      0.75%      0.75%      0.75%      0.75%      0.75%
  Net Investment Income.................         2.38%(A)      2.70%      2.89%      2.67%      3.04%      1.99%

SUPPLEMENTARY DATA:
  Net Assets at End of Period (in
    thousands)..........................     $  18,265     $  19,783  $  19,177  $  18,890  $  20,772  $  25,586
  Number of Shares Outstanding at End of
    Period (in thousands)...............        18,265        19,783     19,177     18,890     20,792     25,604

---------

(A)  Annualized

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                               VIRGINIA PORTFOLIO

                                                  For the Six
                                                 Months Ended              For the Years Ended December 31,
                                                 June 30, 1999   -----------------------------------------------------
                                                  (unaudited)      1998       1997       1996       1995       1994
                                                ---------------  ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Period.......     $   11.42     $   11.46  $   11.09  $   11.31  $   10.36  $   11.51
                                                     -------     ---------  ---------  ---------  ---------  ---------
  Income from Investment Operations:
    Net Investment Income.....................          0.25          0.52       0.52       0.53       0.56       0.58
    Net Realized and Unrealized Gain (Loss) on
      Investments.............................         (0.39)         0.12       0.39      (0.22)      0.95      (1.15)
                                                     -------     ---------  ---------  ---------  ---------  ---------
      Total from Investment Operations........         (0.14)         0.64       0.91       0.31       1.51      (0.57)
                                                     -------     ---------  ---------  ---------  ---------  ---------
  Distributions to Shareholders:
    From Net Investment Income................         (0.25)        (0.52)     (0.52)     (0.53)     (0.56)     (0.58)
    From Net Realized Gain....................            --         (0.16)     (0.02)        --         --         --
                                                     -------     ---------  ---------  ---------  ---------  ---------
      Total Distributions to Shareholders.....         (0.25)        (0.68)     (0.54)     (0.53)     (0.56)     (0.58)
                                                     -------     ---------  ---------  ---------  ---------  ---------
  Net Increase (Decrease) in Net Asset
    Value.....................................         (0.39)        (0.04)      0.37      (0.22)      0.95      (1.15)
                                                     -------     ---------  ---------  ---------  ---------  ---------
  Net Asset Value - End of Period.............     $   11.03     $   11.42  $   11.46  $   11.09  $   11.31  $   10.36
                                                     -------     ---------  ---------  ---------  ---------  ---------
                                                     -------     ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN.......................         (1.29)%(A)     5.64%     8.45%      2.91%     14.92%      (5.02)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses....................................         0.93%(B)      0.93%      0.93%      0.93%      0.77%      0.55%
  Expenses Before Reimbursement from
    Adviser...................................         0.93%(B)      0.93%      0.93%      0.93%      0.93%      0.93%
  Net Investment Income.......................         4.39%(B)      4.48%      4.70%      4.84%      5.17%      5.35%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate.....................           17%           25%        27%        46%        55%        33%
  Net Assets at End of Period (in
    thousands)................................     $  33,743     $  34,543  $  32,907  $  32,355  $  33,468  $  27,929
  Number of Shares Outstanding at End of
    Period (in thousands).....................         3,060         3,024      2,872      2,917      2,958      2,697

---------

(A) Total Investment Return for periods of less than one year are not annualized.

(B)  Annualized

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                               MARYLAND PORTFOLIO

                                                 For the Six
                                                Months Ended              For the Years Ended December 31,
                                                June 30, 1999   -----------------------------------------------------
                                                 (unaudited)      1998       1997       1996       1995       1994
                                               ---------------  ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Period......     $   11.23     $   11.10  $   10.79  $   10.98  $   10.11  $   11.27
                                                    -------     ---------  ---------  ---------  ---------  ---------
  Income from Investment Operations:
    Net Investment Income....................          0.25          0.51       0.51       0.53       0.55       0.57
    Net Realized and Unrealized Gain (Loss)
      on Investments.........................         (0.33)         0.13       0.31      (0.19)      0.87      (1.16)
                                                    -------     ---------  ---------  ---------  ---------  ---------
      Total from Investment Operations.......         (0.08)         0.64       0.82       0.34       1.42      (0.59)
                                                    -------     ---------  ---------  ---------  ---------  ---------
  Distributions to Shareholders:
    From Net Investment Income...............         (0.25)        (0.51)     (0.51)     (0.53)     (0.55)     (0.57)
                                                    -------     ---------  ---------  ---------  ---------  ---------
      Total Distributions to Shareholders....         (0.25)        (0.51)     (0.51)     (0.53)     (0.55)     (0.57)
                                                    -------     ---------  ---------  ---------  ---------  ---------
  Net Increase (Decrease) in Net Asset
    Value....................................         (0.33)         0.13       0.31      (0.19)      0.87      (1.16)
                                                    -------     ---------  ---------  ---------  ---------  ---------
  Net Asset Value - End of Period............     $   10.90     $   11.23  $   11.10  $   10.79  $   10.98  $   10.11
                                                    -------     ---------  ---------  ---------  ---------  ---------
                                                    -------     ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN......................         (0.75)%(A)     5.90%     7.85%      3.21%     14.35%      (5.24)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses...................................         0.93%(B)      0.93%      0.93%      0.93%      0.77%      0.55%
  Expenses Before Reimbursement from
    Adviser..................................         0.93%(B)      0.93%      0.93%      0.93%      0.93%      0.93%
  Net Investment Income......................         4.50%(B)      4.58%      4.73%      4.92%      5.16%      5.36%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate....................            9%            5%        22%        31%        37%        38%
  Net Assets at End of Period (in
    thousands)...............................     $  45,915     $  45,827  $  45,344  $  44,410  $  49,725  $  44,385
  Number of Shares Outstanding at End of
    Period (in thousands)....................         4,214         4,079      4,086      4,116      4,527      4,391

---------

(A) Total Investment Return for periods of less than one year are not annualized.

(B)  Annualized

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.

                         NOTES TO FINANCIAL STATEMENTS

                                 June 30, 1999
                                  (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Fund for Tax-Free Investors, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end, investment company. The Fund consists of three separate portfolios which invest primarily in securities exempt from Federal income taxes. On June 30, 1999, there were 200,000,000 shares of $0.001 par value capital stock authorized. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund consistently follows:

    (a) Securities of the Money Market Portfolio are valued at amortized cost, which approximates market value. Securities of the Virginia and Maryland Portfolios are valued by a pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

    (b) Investment income is recorded as earned.

    (c) Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment. Net capital gains, if any, will be distributed to shareholders annually.

    (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required. The Fund also meets the requirements that allow it to designate distributions from interest income on obligations which are exempt from Federal income tax as exempt-interest dividends.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Associates (the "Adviser") under an agreement whereby the Fund pays a fee at an annual rate of 0.50% of the average daily net assets of the Money Market Portfolio and 0.625% of the average daily net assets of the Virginia Portfolio and of the Maryland Portfolio. The Adviser has agreed to reimburse the Fund for expenses, (including investment advisory fee), excluding interest and extraordinary legal expenses, which exceed one percent of the average daily net assets per annum. No reimbursement was required for the six months ended June 30, 1999. Certain Officers and Directors of the Fund are also affiliated with the Adviser.

Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Adviser, provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund. For these services, Rushmore Trust receives an annual fee of 0.25% of the average daily net assets of the Money Market Portfolio, and 0.30% of the average daily net assets of the Virginia and Maryland

Portfolios. The Fund has an agreement with Rushmore Trust to receive short-term borrowings to cover share redemptions. No borrowings were outstanding at June 30, 1999.

3. SECURITIES TRANSACTIONS

Security transactions are recorded on the trade date. For the six months ended June 30, 1999, purchases and sales (including maturities), of securities, excluding short-term securities, were as follows:

                                                                Virginia      Maryland
                                                               Portfolio     Portfolio
                                                              ------------  ------------
Purchases...................................................  $  6,263,257  $  4,143,443
                                                              ------------  ------------
                                                              ------------  ------------
Sales.......................................................  $  5,731,177  $  4,517,862
                                                              ------------  ------------
                                                              ------------  ------------

4. UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS

As of June 30, 1999, net unrealized appreciation of investments in the Virginia Portfolio for Federal income tax purposes aggregated $824,600 of which $1,131,753 related to appreciated investments and $307,153 related to depreciated investments. In the Maryland Portfolio, net unrealized appreciation of investments for Federal income tax purposes totaled $1,554,705 of which $1,753,517 related to appreciated investments and $198,812 related to depreciated investments.

5. NET ASSETS

At June 30, 1999, net assets consisted of the following:

                                                                Money Market     Virginia       Maryland
                                                                  Portfolio      Portfolio      Portfolio
                                                                -------------  -------------  -------------
Paid-in-Capital...............................................   $18,264,919   $  32,868,606  $  44,422,256
Accumulated Net Realized Gain (Loss) on Investments...........            --          50,099        (62,276)
Net Unrealized Appreciation of Investments....................            --         824,600      1,554,705
                                                                -------------  -------------  -------------
NET ASSETS....................................................   $18,264,919   $  33,743,305  $  45,914,685
                                                                -------------  -------------  -------------
                                                                -------------  -------------  -------------

6. CAPITAL LOSS CARRYOVERS

At December 31, 1998, for Federal income tax purposes, the following Portfolios had capital loss carryforwards which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                                               Maryland
                                                                              Portfolio
                                                                              ----------
Expires December 31, 2002...................................................  $   31,614

                                                          [LOGO]

                                           Fund for Tax-Free Investors

                                                    Semiannual Report
                                                      June 30, 1999